Long-term debts (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of future maturities of long-term debts

As of December 31, 2022, the future maturities of long-term debts are as below:

As of December 31,	RMB
2023	280,000
2024	420,000
2025	560,000
2026	700,000
2027	840,000
Thereafter	14,153,316
Total	16,953,316